SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Maturity analysis	$ 550,963
Amount representing implicit interest	(87,496)
Lease liability	463,467	$ 489,123	$ 158,124
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturity analysis	150,276
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturity analysis	238,347
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturity analysis	162,340
Later than five years [member]
IfrsStatementLineItems [Line Items]
Maturity analysis